Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Dividends received	$ 396